Share Based Compensation	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Share Based Compensation
34.	SHARE-BASED COMPENSATION
Long-term incentive plan
On October 19, 2021, the Company approved an Omnibus Equity Incentive Plan (“Omnibus Plan”) that would allow the Company to grant various awards to its employees. Under the terms of the Omnibus Plan, the maximum number of common shares that may be awarded is 8.8 million common shares. The awards issuable under the Plan consists of Restricted Share Units (“RSU”), DSUs, Performance Share Units (“PSU”) and stock options.

Deferred share units
Under the terms of the Omnibus Plan, DSUs may be issued to members of the Board of Directors as may be designated by the Board of Directors from time-to-time
in satisfaction of all or a portion of Director fees. The number of DSUs to be issued in satisfaction of a payment of Director fees shall be equal to the amount of the Director fees divided by the given day volume weighted average price of the Company’s common shares preceding the grant date. DSUs are equity-settled share-based payments measured at fair value at the date of grant and expensed immediately as the underlying services have been rendered. The grant date fair value is approximated by the price of the Company’s common shares on the date of grant. DSUs do not have an exercise price and become exercisable for one common share of the Company upon the retirement of the Director, or in the event of incapacity.
For the year ended March 31, 2024, the Company recorded a share-based payment compensation expense of $2.2 million (March 31, 2023 - $1.7 million) in administrative and selling expense on the consolidated statements of net income and contributed deficit on the consolidated statements of financial position.
Continuity of deferred share units are as follows:

	March 31, 2024	March 31, 2023

Opening balance	215,628	54,558

Granted	187,549	156,629

Dividend equivalents and other adjustments	12,511	4,441

Vested and settled	(70,920)	-

Ending balance	344,768	215,628

Restricted share units and performance share units
Under the terms of the Omnibus Plan, RSUs and PSUs may be issued to employees of the Company as may be designed by the Board of Directors in order to retain and motivate employees. RSUs and PSUs are equity-settled share-based payments measured at fair value at the date of grant and expensed over the vesting period. The grant date fair value takes into account any non-vesting
conditions. The subsequent recognition of the grant date fair value over the vesting period involves the Company’s estimation of the RSUs and PSUs that will eventually vest and adjusts for the likelihood of achieving service conditions and performance conditions. RSUs and PSUs do not have an exercise price and become exercisable for one common share of the Company on the vesting date. Holders of RSUs and PSUs are also entitled to dividend equivalents when dividends are declared to common shareholders. The price of the Company’s common shares on the grant date is used to approximate the grant date fair value of each unit of RSUs and PSUs.
FY2023 Plan
On May 17, 2022, 141,203 RSUs and 556,348 PSUs were granted to certain employees of the Company, with a grant date fair value of US $9.40 per award based on the market price of the Company’s common shares. The RSUs and PSUs vest on March 15, 2024 upon the achievement of service and performance conditions. The total grant date fair value determined is recognized on a straight-line basis over the vesting period and is subject to true-ups at each period end to reflect the likelihood of achieving certain performance conditions.

FY2024 Plan
On March 31, 2023 the Board of Directors approved a grant of 457,935 and 404,211 units of RSUs and PSUs, respectively, to various employees of the Company under the Omnibus Plan for the fiscal year ended March 31, 2024, with a grant date fair value of US $7.62 per award based on the market price of the Company’s common shares. The RSUs and PSUs vest on March 31, 2026 upon the achievement of service and performance conditions. The total grant date fair value determined is recognized on a straight-line basis over the vesting period and is subject to true-ups at each period end to reflect the likelihood of achieving certain performance conditions
For the year ended March 31, 2024, the Company recorded share-based payment compensation expense of $3.0 million in administrative and selling expenses on the consolidated statements of net income and contributed deficit on the consolidated statements of financial position (March 31, 2023 - $2.2 million).
Continuity RSUs are as follows:

	March 31, 2024	March 31, 2023

Opening balance	144,682	-

Granted based on achievement of service and performance conditions	457,935	141,203

Dividend equivalents and other adjustments, net of cancellations and forfeitures	4,635	3,479

Ending balance	607,252	144,682

Continuity of PSUs are as follows:

	March 31, 2024	March 31, 2023

Opening balance	178,407	-

Granted based on achievement of service and performance conditions	78,821	164,667

Dividend equivalents and other adjustments, net of cancellations and forfeitures	(25,331)	13,740

Ending balance	231,898	178,407